UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     May 08, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $87,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100       33      600 SH       SOLE                      600        0        0
ALLERGAN INC                   COM              018490102     1953    34625 SH       SOLE                    34625        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     1553    24500 SH       SOLE                    24500        0        0
AMGEN INC                      COM              031162100     1072    25665 SH       SOLE                    25665        0        0
APPLE INC                      COM              037833100      287     2000 SH       SOLE                     2000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      550      123 SH       SOLE                      123        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     1250    97100 SH       SOLE                    97100        0        0
CELGENE CORP                   COM              151020104      429     7000 SH       SOLE                     7000        0        0
CHEVRON CORP NEW               COM              166764100       60      704 SH       SOLE                      704        0        0
CHIMERA INVT CORP              COM              16934Q109      320    26000 SH       SOLE                    26000        0        0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108      860    10000 SH       SOLE                    10000        0        0
CORE LABORATORIES N V          COM              N22717107     4481    37560 SH       SOLE                    37560        0        0
CSX CORP                       COM              126408103       96     1720 SH       SOLE                     1720        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     3027   128200 SH       SOLE                   128200        0        0
CYTEC INDS INC                 COM              232820100       17      318 SH       SOLE                      318        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2874    24687 SH       SOLE                    24687        0        0
DYNEGY INC DEL                 CL A             26817G102     1985   251600 SH       SOLE                   251600        0        0
EQUITY INCOME FD               UT 1 EX SR-ATT   294700703       64      579 SH       SOLE                      579        0        0
EXXON MOBIL CORP               COM              30231G102      297     3508 SH       SOLE                     3508        0        0
GENERAL ELECTRIC CO            COM              369604103     1145    30925 SH       SOLE                    30925        0        0
GENERAL MLS INC                COM              370334104       42      700 SH       SOLE                      700        0        0
GILEAD SCIENCES INC            COM              375558103     7130   138370 SH       SOLE                   138370        0        0
INTEL CORP                     COM              458140100     2556   120700 SH       SOLE                   120700        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      322     2800 SH       SOLE                     2800        0        0
JOHNSON & JOHNSON              COM              478160104    13775   212343 SH       SOLE                   212343        0        0
JP MORGAN CHASE & CO           COM              46625H100      232     5400 SH       SOLE                     5400        0        0
MERCK & CO INC                 COM              589331107       76     2000 SH       SOLE                     2000        0        0
MICROSOFT CORP                 COM              594918104      982    34591 SH       SOLE                    34591        0        0
MONSANTO CO NEW                COM              61166W101       23      210 SH       SOLE                      210        0        0
NextGen Bioscience  Inc                         65338N105        6    14000 SH       SOLE                    14000        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     4880    27600 SH       SOLE                    27600        0        0
PFIZER INC                     COM              717081103      287    13697 SH       SOLE                    13697        0        0
PG&E CORP                      COM              69331C108       32      857 SH       SOLE                      857        0        0
PRICE T ROWE GROUP INC         COM              74144T108     3383    67650 SH       SOLE                    67650        0        0
PROCTER & GAMBLE CO            COM              742718109       28      400 SH       SOLE                      400        0        0
QUALCOMM INC                   COM              747525103      898    21900 SH       SOLE                    21900        0        0
RESEARCH IN MOTION LTD         COM              760975102     1908    17000 SH       SOLE                    17000        0        0
SCHERING PLOUGH CORP           COM              806605101      919    63750 SH       SOLE                    63750        0        0
SCHLUMBERGER LTD               COM              806857108    13641   156795 SH       SOLE                   156795        0        0
ST JUDE MED INC                COM              790849103     2503    57950 SH       SOLE                    57950        0        0
SUNCOR ENERGY INC              COM              867229106     1445    15000 SH       SOLE                    15000        0        0
SUNPOWER CORP                  COM CL A         867652109      402     5400 SH       SOLE                     5400        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209       46     1000 SH       SOLE                     1000        0        0
TRANSOCEAN INC NEW             SHS              G90073100     6619    48959 SH       SOLE                    48959        0        0
XTO ENERGY INC                 COM              98385X106      808    13062 SH       SOLE                    13062        0        0
ZIMMER HLDGS INC               COM              98956P102     2047    26289 SH       SOLE                    26289        0        0